Significant Subsequent Events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Significant Subsequent Events
43.
SIGNIFICANT SUBSEQUENT EVENTS
a.
CHPT issued its first 3-year unsecured convertible corporate bond at the amount of $2,569 million in January 2026.
b.
On February 25, 2026, the Board of Directors of CHIEF resolved to repurchase 1 million treasury shares for the purpose of transferring shares to the employees. The repurchase price range is between $280 and $470. When CHIEF’s stock price falls below the set floor price, CHIEF will continue to execute the repurchase plan. CHIEF expects to repurchase for the period from February 26, 2026 to April 25, 2026.